Award Timing Disclosure	12 Months Ended
Aug. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant and Approval Timing Practices

In response to Item 402(x)(1) of Regulation S-K, while we do not have a formal written policy in place with regard to the timing of awards of stock options, stock appreciation rights or similar option-like instruments in relation to the disclosure of material non-public information, our Board of Directors and the Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Similarly, it is our practice not to time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation. We generally make annual equity award grants in October or November after the filing of our Annual Report on Form 10-K.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false